UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2006

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2006

		U.S. $
		Value
Investments	Shares	(000)

LONG-TERM INVESTMENTS 99.09%

COMMON STOCKS 98.31%

Australia 1.00%
Coca-Cola Amatil Ltd.	114,326	$592
Downer EDi Ltd.	58,294	370
Total		962

Austria 0.24%
Telekom Austria AG	9,775	230

Belgium 0.37%
InBev NV/SA	7,539	354

Canada 2.41%
Addax Petroleum Corp.*	8,700	209
Alcan Inc.	16,600	759
Barrick Gold Corp.	7,906	215
Nexen, Inc.	5,300	292
OPTI Canada Inc.*	11,900	451
Potash Corp. of Saskatchewan, Inc.	2,024	178
Talisman Energy Inc.	3,800	202
Total		2,306

Cayman Islands 0.30%
XL Capital Ltd. Class A	4,500	289

France 5.25%
ALSTOM*	5,124	430
AXA	16,949	595
BNP Paribas S.A.*	1,315	118
BNP Paribas S.A.	13,757	1,278
Casino Guichard-Perrachon S.A.	11,250	786
France Telecom S.A.	10,152	228
PSA Peugeot Citroen S.A.	9,739	614
Sanofi-Aventis	5,051	480
VINCI S.A.	5,019	495
Total		5,024

Germany 5.39%
adidas-Salomon AG	3,696	$731
Allianz AG Registered Shares	2,879	480
Deutsche Bank AG Registered Shares	5,904	674
Fresenius Medical Care AG & Co. KGaA	5,823	696
Hannover Ruckversicherung	19,861	737
Henkel KGaA	6,781	730
IVG Immobilien AG	12,552	377
Siemens AG	5,171	483
Vivacon AG*	5,703	247
Total		5,155

Greece 0.89%
National Bank of Greece S.A.	13,986	658
Piraeus Bank S.A.	6,500	197
Total		855

Hong Kong 0.78%
China Unicom Ltd.	550,000	447
Sinolink Worldwide Holdings Ltd.	810,000	300
Total		747

India 0.34%
Reliance Capital Ventures Ltd.*	15,949	9
Reliance Communication Ventures Ltd.*	49	-(a	)
Reliance Energy Ventures Ltd.*	15,949	16
Reliance Industries Ltd.	15,949	285
Reliance Natural Resources Ltd.*	15,949	12
Total		322

Ireland 1.28%
DEPFA BANK plc	22,172	395
Irish Life & Permanent plc	34,700	833
Total		1,228

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)

Israel 0.38%
Teva Pharmaceutical Industries Ltd. ADR	8,900	$367

Italy 1.48%
Capitalia S.p.A.	43,719	363
Enel S.p.A.	42,911	363
Mediobanca S.p.A.	32,312	693
Total		1,419

Japan 9.40%
Aiful Corp.	7,500	496
Don Quijote Co., Ltd.	4,300	325
East Japan Railway Co.	72	533
Fanuc Ltd.	6,000	578
Jupiter Telecommunications Co., Ltd.*	581	411
Mizuho Financial Group, Inc.	76	622
Nissan Motors Co., Ltd.	53,100	631
Nitto Denko Corp.	4,206	357
NSK Ltd.	57,000	495
ORIX Corp.	1,314	409
Sumitomo Corp.	53,000	755
Sumitomo Electric Industries, Ltd.	35,812	567
Sumitomo Mitsui Financial Group Inc.	74	817
Sumitomo Realty & Development Co., Ltd.	18,726	519
Takeda Chemical Industries, Ltd.	6,300	359
Takefuji Corp.	5,730	361
Thk Cos., Ltd.	12,000	385
Yamada Denki Co., Ltd.	3,297	380
Total		9,000

Luxembourg 0.66%
Millicom Int’l. Cellular S.A.*	13,400	631

Netherlands 1.17%
ING Groep N.V.	21,037	$831
SBM Offshore N.V.	2,868	288
Total		1,119

Netherlands Antilles 0.98%
Schlumberger Ltd.	7,423	939

Norway 0.50%
Petroleum Geo-Services ASA*	10,250	478

Russia 0.44%
Mobile TeleSystems OJSC ADR	12,600	417

South Korea 1.70%
Hana Financial Inc.	7,624	361
Kookmin Bank	7,130	616
LG Electronics Inc.	4,200	340
Samsung Electronics Co., Ltd.	475	308
Total		1,625

Spain 0.87%
Cintra, Concesiones de
Infraestructuras de Transporte, S.A.*	20,175	262
Enagas, S.A.	23,667	469
Grupo Ferrovial, S.A.	1,209	97
Total		828

Sweden 0.19%
Tele2 AB	15,300	181

Switzerland 4.08%
Nestle S.A. Registered Shares	2,614	776
Novartis AG ADR	18,025	999
Novartis AG Registered Shares	12,643	703
Roche Holding AG	3,936	586
UBS AG Registered Shares	7,645	840
Total		3,904

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)

Taiwan 1.17%
China Steel Corp.	631,000	$591
United Microelectronics Corp.	842,000	532
Total		1,123

Thailand 0.38%
TMB Bank Public Co., Ltd.*	3,325,589	361

Turkey 0.60%
Koc, Holding A.S.	66,400	353
Turkiye Vakiflar Bankasi T A O*	40,600	222
Total		575

United Arab Emirates 0.48%
Investcom LLC GDR Registered Shares*	29,800	462

United Kingdom 8.70%
BAE SYSTEMS plc	123,970	906
British American Tobacco plc	17,043	413
CSR plc*	18,663	389
Diageo plc ADR	11,037	700
Enterprise Inns plc	21,638	358
GlaxoSmithKline plc ADR	12,154	636
Kesa Electricals plc	120,465	653
National Grid plc	32,296	321
Prudential plc	30,054	349
Punch Taverns plc	26,715	391
Royal Bank of Scotland Group (The) plc	29,209	951
Smith & Nephew plc	40,112	356
Tesco plc	121,772	698
Tullow Oil plc	62,676	369
Vodafone Group plc	161,154	337
WPP Group plc	41,635	499
Total		8,326

United States 46.88%
Abbott Laboratories	8,400	357
Activision, Inc.*	3,500	48
Advanced Micro Devices, Inc.*	6,400	212
Aflac Inc.	7,530	340
American Express Co.	3,003	158
American Int’l. Group, Inc.	12,899	$853
Amgen Inc.*	5,200	378
AT&T Inc.	21,255	575
Automatic Data Processing, Inc.	14,598	667
Baker Hughes, Inc.	8,388	574
Bank of America Corp.	10,364	472
Bank of New York Co., Inc. (The)	9,970	359
Baxter Int’l., Inc.	9,483	368
BellSouth Corp.	9,900	343
Boeing Co. (The)	1,900	148
Bristol-Myers Squibb Co.	17,004	419
Campbell Soup Co.	18,300	593
Caremark Rx, Inc.*	4,700	231
Caterpillar Inc.	3,958	284
Chevron Corp.	8,871	514
CIGNA Corp.	2,486	325
Citigroup, Inc.	10,444	493
Clorox Co. (The)	5,303	317
Coca-Cola Co. (The)	8,000	335
Colgate-Palmolive Co.	12,767	729
Comcast Corp. Special Class A*	18,125	473
ConocoPhillips	3,858	244
Corning, Inc.*	25,154	677
CVS Corp.	17,352	518
Deere & Co.	1,919	152
Dell, Inc.*	3,819	114
Dominion Resources, Inc.	500	35
Emerson Electric Co.	9,410	787
Exxon Mobil Corp.	17,642	1,074
Fluor Corp.	3,688	316
General Dynamics Corp.	9,806	627
General Electric Co.	44,256	1,539
Genzyme Corp.*	8,178	550
Gilead Sciences, Inc.*	7,878	490
H.J. Heinz Co.	6,075	230
Hartford Financial Services Group, Inc. (The)	6,651	536
Hewlett-Packard Co.	10,790	355
Honeywell Int’l., Inc.	6,558	281

See Notes to Schedule of Investments.

3

		U.S. $
		Value
Investments	Shares	(000)

ImClone Systems, Inc.*	11,478	$391
Intel Corp.	14,788	286
Int’l. Business Machines Corp.	3,900	322
iShares MSCI Japan Index Fund	45,700	658
Johnson & Johnson	12,960	768
JPMorgan Chase & Co.	8,523	355
Kimberly-Clark Corp.	4,627	267
Kos Pharmaceuticals, Inc.*	1,400	67
Kraft Foods, Inc. Class A	24,030	728
Kroger Co. (The)*	33,263	677
Las Vegas Sands Corp.*	6,900	391
Lockheed Martin Corp.	7,400	556
Marsh & McLennan Cos., Inc.	7,200	211
Medco Health Solutions, Inc.*	11,300	647
MedImmune, Inc.*	6,947	254
Medtronic, Inc.	14,500	736
Microsoft Corp.	36,970	1,006
Monsanto Co.	11,075	939
Motorola, Inc.	26,356	604
Newmont Mining Corp.	14,636	759
NIKE, Inc. Class B	6,534	556
Northrop Grumman Corp.	3,600	246
Oracle Corp.*	12,726	174
Parker Hannifin Corp.	6,940	559
PepsiCo, Inc.	15,139	875
Pfizer, Inc.	25,249	629
PG&E Corp.	13,413	522
Praxair, Inc.	8,099	447
Procter & Gamble Co. (The)	25,590	1,475
Progress Energy, Inc.	7,351	323
QUALCOMM, Inc.	16,696	845
Raytheon Co.	9,833	451
Southern Co.	13,095	429
Sprint Nextel Corp.	9,640	249
St. Jude Medical, Inc.*	11,100	455
SunTrust Banks, Inc.	1,500	109
Texas Instruments Inc.	9,161	297
Transocean Inc.*	6,400	514
Union Pacific Corp.	4,144	387
United Parcel Service, Inc. Class B	2,810	$223
UnitedHealth Group, Inc.	8,648	483
Valero Energy Corp.	3,300	197
Verizon Communications, Inc.	10,412	355
Wachovia Corp.	5,785	324
Walgreen Co.	4,144	179
Wal-Mart Stores, Inc.	17,502	827
Walt Disney Co. (The)	15,962	445
WellPoint, Inc.*	5,737	444
Wells Fargo & Co.	3,182	203
Wyeth	21,628	1,049
XTO Energy Inc.	6,384	278
Zimmer Holdings, Inc.*	9,278	627
Total		44,888

Total Common Stocks (cost $82,817,693)		94,115

PREFERRED STOCK 0.77%

Germany 0.77%

ProSiebenSat.1 Media AG (cost $583,271)	28,367	739

RIGHT 0.01%

France 0.01%
VINCI S.A.* (cost $0)	5,019	11

Total Long-Term Investments (cost $83,400,964)		94,865

See Notes to Schedule of Investments.

4

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 0.82%

Repurchase Agreement 0.82%
Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $810,000 of Federal Home Mortgage Corp. at 2.75% due 12/28/2006; value: $804,938; proceeds: $788,135 (cost $787,866)	$788	$788

Total Investments in Securities 99.91% (cost $84,188,830)		95,653
Foreign Cash and Other Assets in Excess of Liabilities 0.09%		89
Net Assets 100.00%		$95,742

*	Non-income producing security.
(a)	Value is less than $1,000.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND  March 31, 2006

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
LONG-TERM INVESTMENTS 103.01%

FOREIGN NOTES & BONDS 59.71%

Argentina 0.14%
Republic of Argentina	3.00%#	4/30/2013	USD	100	$86,340

Australia 0.20%
Australian Government (a)	6.25%	4/15/2015	AUD	166	125,933

Brazil 0.52%
Republic Of Brazil (a)	12.50%	1/5/2016	BRL	700	324,090

Bulgaria 0.19%
Republic of Bulgaria +	8.25%	1/15/2015	USD	100	117,375

Canada 1.13%
Government of Canada (a)	5.25%	6/1/2012	CAD	200	180,879
Government of Canada (a)	5.50%	6/1/2010	CAD	577	519,278
Total					700,157

Denmark 0.60%
Kingdom of Denmark (a)	4.00%	8/15/2008	DKK	1,800	295,712
Kingdom of Denmark (a)	4.00%	11/15/2010	DKK	460	75,896
Total					371,608

Dominican Republic 0.49%
Dominican Republic +	9.04%	1/23/2018	USD	275	299,750

Egypt 1.11%
Republic of Egypt (a)	Zero Coupon	6/13/2006	EGP	2,000	340,461
Republic of Egypt (a)	Zero Coupon	2/6/2007	EGP	2,150	348,186
Total					688,647

El Salvador 0.55%
Republic of El Salvador +	7.65%	6/15/2035	USD	325	342,875

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Finland 1.02%
Finnish Government (a)	4.25%	7/4/2015	EUR	500	$629,825

France 8.88%
Republic of France (a)	3.00%	10/25/2015	EUR	460	522,524
Republic of France (a)	3.50%	7/12/2009	EUR	2,400	2,911,714
Republic of France (a)	4.75%	4/25/2035	EUR	1,164	1,583,523
Republic of France (a)	5.00%	4/25/2012	EUR	363	472,139
Total					5,489,900

Germany 11.33%
Aries Vermogensverwaltung GmbH+(a)	7.75%	10/25/2009	EUR	250	339,335
Bundesrepublik Deutschland (a)	3.25%	4/9/2010	EUR	550	659,920
Bundesrepublik Deutschland (a)	3.75%	1/4/2015	EUR	280	339,061
Bundesrepublik Deutschland (a)	4.75%	7/4/2028	EUR	39	52,430
Bundesrepublik Deutschland (a)	4.75%	7/4/2034	EUR	1,004	1,370,159
Bundesrepublik Deutschland (a)	5.375%	1/4/2010	EUR	250	322,519
Kreditanstalt fur Wiederaufbau (a)	4.25%	7/4/2014	EUR	2,300	2,877,165
Kreditanstalt fur Wiederaufbau (a)	5.625%	11/27/2007	EUR	835	1,048,159
Total					7,008,748

Japan 8.89%
Japan-17 (30 Year Issue) (a)	2.40%	12/20/2034	JPY	95,800	843,541
Japan-58 (20 Year Issue) (a)	1.90%	9/20/2022	JPY	36,000	303,601
Japan-82 (20 Year Issue) (a)	2.10%	9/20/2025	JPY	37,000	317,799
Japan-199 (10 Year Issue) (a)	2.20%	12/20/2007	JPY	38,800	338,856
Japan-238 (2 Year Issue) (a)	0.30%	11/15/2007	JPY	76,000	643,581
Japan-264 (10 Year Issue) (a)	1.50%	9/20/2014	JPY	169,000	1,415,379
Japan Finance Corp. Municipal Enterprises (a)	1.55%	2/21/2012	JPY	191,000	1,634,629
Total					5,497,386

Luxembourg 0.74%
OAO Gazprom +	8.625%	4/28/2034	USD	260	319,800
Telecom Italia Capital S.A.	6.375%	11/15/2033	USD	145	137,062
Total					456,862

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Mexico 0.86%
Mexican Udibonos Strips (a)(d)	4.50%	12/18/2014	MXN	5	182,820
United Mexican States (a)	10.50%	7/14/2011	MXN	3,300	$350,281
Total					533,101

Netherlands 0.35%
Netherlands Government (a)	4.00%	1/15/2037	EUR	156	187,213
Telefonica Europe B.V.	8.25%	9/15/2030	USD	25	29,034
Total					216,247

New Zealand 0.74%
International Bank for Reconstruction &
Development (a)	Zero Coupon	8/20/2007	NZD	815	458,430

Other 5.54%
European Investment Bank, MTN (a)	2.125%	9/20/2007	JPY	74,000	643,635
European Investment Bank, MTN (a)	3.00%	9/20/2006	JPY	186,000	1,600,900
European Investment Bank, MTN (a)	6.25%	12/7/2008	GBP	657	1,183,830
Total					3,428,365

Poland 1.34%
Poland Government Bond (a)	6.00%	5/24/2009	PLN	675	217,346
Poland Government Bond (a)	6.25%	10/24/2015	PLN	1,800	609,124
Total					826,470

Portugal 4.40%
Bilhetes do Tesouro (a)	Zero Coupon	5/17/2006	EUR	2,250	2,718,291

Romania 0.56%
Romania Government (a)	10.625%	6/27/2008	EUR	250	346,542

Russia 0.12%
Russian Federation +	5.00%#	3/31/2030	USD	65	71,256

South Africa 0.64%
Republic of South Africa	6.50%	6/2/2014	USD	75	79,031
Republic of South Africa (a)	13.00%	8/31/2010	ZAR	1,600	314,291
Total					393,322

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Spain 4.27%
Spanish Government (a)	4.00%	1/31/2010	EUR	1,475	$1,819,964
Spanish Government (a)	4.40%	1/31/2015	EUR	650	824,095
Total					2,644,059

Sweden 0.73%
Swedish Government (a)	4.50%	8/12/2015	SEK	3,300	451,963

United Kingdom 4.12%
United Kingdom Treasury (a)	4.00%	3/7/2009	GBP	316	541,977
United Kingdom Treasury (a)	4.25%	3/7/2036	GBP	224	400,165
United Kingdom Treasury (a)	5.00%	9/7/2014	GBP	523	946,018
United Kingdom Treasury (a)	6.00%	12/7/2028	GBP	300	659,166
Total					2,547,326

Venezuela 0.25%
Republic of Venezuela	8.50%	10/8/2014	USD	140	157,150
Total Foreign Notes & Bonds (cost $37,426,797)					36,932,018

UNITED STATES NOTES & BONDS 43.30%

United States 43.30%
Albemarle Corp.	5.10%	2/1/2015	USD	54	50,721
Amerada Hess Corp.	7.875%	10/1/2029	USD	50	58,390
AmeriCredit Automobile Receivables Trust Series 2006-1 Class A3	5.11%	10/6/2010	USD	250	249,217
AT&T Broadband Corp.	9.455%	11/15/2022	USD	115	145,408
Banc of America Commercial Mortgage Inc. Series 2004-2 Class A1	2.764%	11/10/2038	USD	247	238,092
Banc of America Commercial Mortgage Inc. Series 2005-5 Class A4	5.115%#	10/10/2045	USD	460	445,186
CenterPoint Energy, Inc.	7.25%	9/1/2010	USD	45	47,517
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4	5.226%#	7/15/2044	USD	100	98,087
Commercial Mortgage Pass-Through Certificates Series 2005 C6 Class A5A	5.116%#	6/10/2044	USD	540	521,975
Commonwealth Edison Co.	6.95%	7/15/2018	USD	67	69,589

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Corn Products Int’l., Inc.	8.45%	8/15/2009	USD	65	$70,323
Corning Inc.	5.90%	3/15/2014	USD	30	29,671
Delhaize America, Inc.	9.00%	4/15/2031	USD	26	30,204
Dun & Bradstreet Corp. (The)	5.50%	3/15/2011	USD	30	29,852
Enterprise Products Operating L.P.	4.625%	10/15/2009	USD	45	43,522
Enterprise Products Operating L.P.	6.65%	10/15/2034	USD	65	64,792
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	USD	4,615	4,528,857
Federal Home Loan Mortgage Corp.	4.202%#	1/1/2034	USD	1,008	982,113
Federal Home Loan Mortgage Corp. (a)	4.75%	1/15/2013	EUR	151	193,020
Federal Home Loan Mortgage Corp. A43588	5.50%	3/1/2036	USD	1,270	1,240,499
Federal Home Loan Mortgage Corp. B15593	5.50%	7/1/2019	USD	130	128,938
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	USD	104	107,447
Federal Home Loan Mortgage Corp. G11834	5.50%	10/1/2020	USD	200	198,764
Federal Home Loan Mortgage Corp. J00986	5.50%	1/1/2021	USD	265	263,362
Federal Home Loan Mortgage Corp. J01162	5.50%	2/1/2021	USD	558	554,543
Federal National Mortgage Assoc.	4.499%#	12/1/2034	USD	348	340,830
Federal National Mortgage Assoc.	4.546%#	7/1/2035	USD	351	346,933
Federal National Mortgage Assoc.	4.74%	4/1/2015	USD	250	237,962
Federal National Mortgage Assoc.	5.16%	4/1/2015	USD	380	371,321
Federal National Mortgage Assoc.	5.50%	9/1/2034	USD	573	560,699
Federal National Mortgage Assoc.	5.50%	7/1/2035	USD	610	595,567
Federal National Mortgage Assoc.	5.50%	11/1/2034	USD	287	281,091
Federal National Mortgage Assoc.	5.50%	10/1/2035	USD	300	292,687
Federal National Mortgage Assoc. (c)	5.50%	TBA	USD	3,000	2,928,750
FirstEnergy Corp.	6.45%	11/15/2011	USD	60	62,157
Ford Motor Credit Co.	4.95%	1/15/2008	USD	25	23,307
General Mills, Inc.	5.125%	2/15/2007	USD	100	99,860

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
Greenwich Capital Commercial
Funding Series 2005-GG5 Class A5	5.224%#	4/10/2037	USD	645	$628,466
Harrah’s Operating Co., Inc.	8.00%	2/1/2011	USD	60	65,175
Int’l. Flavors & Fragrances Inc.	6.45%	5/15/2006	USD	75	75,085
JPMorgan Chase Commercial Securities Series 2002-C1 Class A2	4.914%	7/12/2037	USD	600	592,664
KB Home	5.875%	1/15/2015	USD	45	41,247
Kerr-McGee Corp.	6.95%	7/1/2024	USD	45	46,003
KFW Int’l. Finance Inc. (a)	6.00%	12/7/2028	GBP	162	343,718
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1	2.964%	1/15/2029	USD	1,814	1,738,852
LB-UBS Commercial Mortgage Trust Series 2004-C7 Class A2	3.992%	10/15/2029	USD	1,300	1,246,705
Mediacom Broadband LLC	8.50%	10/15/2015	USD	50	48,250
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A1	4.446%	9/12/2042	USD	429	420,794
Mohawk Industries, Inc.	6.125%	1/15/2016	USD	18	17,855
Monongahela Power Co.	7.36%	1/15/2010	USD	225	234,873
Morgan Stanley Capital I Series 2003-IQ6 Class A3	4.74%	12/15/2041	USD	75	72,187
Morgan Stanley Capital I Series 2004-HQ3 Class A4	4.80%	1/13/2041	USD	950	904,108
Pacific Energy Partners, L.P.	6.25%	9/15/2015	USD	30	29,400
Pemex Project Funding Master Trust	8.625%	2/1/2022	USD	150	177,375
Phelps Dodge Corp.	9.50%	6/1/2031	USD	15	19,503
Rockwood Specialties Group, Inc. (a)	7.625%	11/15/2014	EUR	150	188,594
Scholastic Corp.	5.75%	1/15/2007	USD	75	74,874
Sprint Capital Corp.	8.375%	3/15/2012	USD	100	113,124
Sprint Capital Corp.	8.75%	3/15/2032	USD	62	77,742
Time Warner, Inc.	6.125%	4/15/2006	USD	50	50,010
Time Warner, Inc.	7.625%	4/15/2031	USD	81	88,494
TXU Corp.	5.55%	11/15/2014	USD	65	61,126
U.S. Treasury Bond	5.25%	2/15/2029	USD	323	331,757
U.S. Treasury Note	4.25%	8/15/2013	USD	620	596,508

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency		US $
Investments	Rate	Date	(000)		Value
U.S. Treasury Note	4.875%	2/15/2012	USD	413	$413,775
U.S. Treasury Note Inflation Index Bond(b)	1.875%	7/15/2015	USD	108	103,937
UnitedHealth Group, Inc.	3.375%	8/15/2007	USD	119	116,027
Verizon Communications Inc.	7.25%	12/1/2010	USD	185	196,631
Verizon Communications Inc.	7.75%	12/1/2030	USD	40	44,318
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4	5.195%#	10/15/2044	USD	250	244,508
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class A1	4.43%	3/15/2042	USD	863	849,038

Total United States Notes & Bonds (cost $27,075,222)					26,783,976

Total Long-Term Investments (cost $64,502,019)					63,715,994

SHORT-TERM INVESTMENTS 4.29%

Government Guaranteed 4.29%
Federal Home Loan Bank	4.60%	4/3/2006	USD	2,654	2,654,000

Repurchase Agreement 0.00%

Repurchase Agreement dated 3/31/2006, 4.10% due 4/3/2006 with State Street Bank & Trust Co. collateralized by $5,000 of Federal Home Loan Mortgage Corp. at 2.75% due 12/28/2006; value: $4,969; proceeds: $1,949			USD	2	1,948

Total Short-Term Investments (cost $2,655,948)					2,655,948

Total Investments in Securities 107.30% (cost $67,157,967)					66,371,942

Liabilities in Excess of Foreign Cash and Other Assets (7.30%)					(4,517,333)

Net Assets 100.00%					$61,854,609

See Notes to Schedule of Investments.

+	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate at March 31, 2006.
(a)	Investment in non-U.S. dollar denominated securities (54.27% of total investments). The remaining securities (45.73% of total investments) are invested in U.S. dollar denominated securities.
(b)	Security with principal amount adjusted for inflation.
(c)	Security purchased on a forward delivery or when-issued basis.
(d)	Inflation adjusted security, principal amount represents original face.
TBA

To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (“Funds”):  Equity Series (“Global Equity Fund”) and Income Series (“Global Income Fund”). Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)         Forward Foreign Currency Exchange Contracts–The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)          When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)            TBA Sale Commitments–Global Income Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(g)         Mortgage Dollar Rolls–Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(h)         Repurchase Agreements–The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)             Structured Securities–The Funds may invest in structured securities.  Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References.  The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events.  Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

3. FEDERAL TAX INFORMATION

As of March 31, 2006, the Funds’ aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$84,611,512	$67,741,894
Gross unrealized gain	12,407,589	1,128,965
Gross unrealized loss	(1,366,730)	(2,498,917)
Net unrealized security gain (loss)	$11,040,859	$(1,369,952)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and other temporary tax adjustments.

4. INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs.

Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund’s return or result in significant losses.

These factors can affect each Fund’s performance.

Item 2:          Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2006